Note 15 - Employee Benefit Plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Service Period	6 years
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 709,723	$ 686,580	$ 408,303